INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013 USA [Member]	Jun. 30, 2012 USA [Member]	Jun. 30, 2013 PRC [Member]
Income Tax [Line Items]
Applicable income tax rate			35.00%	35.00%
PRC enterprise tax rate					25.00%
Net change in the valuation allowance	$ 14	$ 27